Operating income - Disclosure of breakdown of operating income (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Revenue [abstract]
Research tax credit ("CIR")	€ 1,139	€ 970
Depositary service fees	205	24
Total operating income	€ 1,344	€ 994